Fair Value Measurements - Debt at Carrying Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Carrying Amount	Dec. 31, 2010 Carrying Amount	Dec. 31, 2011 Carrying Amount PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Carrying Amount PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Carrying Amount PUGET SOUND ENERGY, INC. Level 2 [Member]	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]	Dec. 31, 2011 Fair Value	Dec. 31, 2010 Fair Value	Dec. 31, 2011 Fair Value PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Fair Value PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Junior subordinated notes	$ 250,000	$ 250,000	$ 250,000	$ 250,000				$ 250,000	$ 250,000			$ 250,000	$ 250,000	$ 248,583	$ 246,864	$ 248,583	$ 246,864			$ 252,313	$ 248,583			$ 252,313	$ 248,583
Long-term Debt, Fixed Rate, Net of Discount, Fair Value Disclosure								4,653,633	4,197,511			3,523,846	3,523,845							6,077,979	5,503,571			4,606,220	4,499,295
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	829,856	1,013,053			29,998			434,000	829,856					856,978	1,083,117					434,000	856,978
Long-term Debt, Excluding Current Maturities, Fair Value Disclosure						$ 5,337,633	$ 5,277,367			$ 3,773,846	$ 3,773,845							$ 6,764,292	$ 6,609,132			$ 4,858,533	$ 4,747,878